Segmental reporting (Tables)	12 Months Ended
Oct. 31, 2020
Segmental reporting [Abstract]
Segmental Reporting
The segmental reporting is consistent with that used in internal management reporting and the profit measure used by the Operating Committee is Adjusted EBITDA.

		12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	Note	$m	$m	$m
Reconciliation to Adjusted EBITDA:
(Loss)/profit before tax		(2,940.4)	(34.1)	34.1
Finance costs	6	281.6	282.4	350.4
Finance income	6	(2.6)	(26.6)	(7.7)
Depreciation of property, plant and equipment	12	42.0	66.5	88.6
Right-of-use asset depreciation		76.9	-	-
Amortization of intangible assets	11	674.1	716.5	903.1
Exceptional items (reported in Operating (loss)/profit)	4	3,011.6	294.2	538.2
Share-based compensation charge	29	17.0	68.8	64.3
Product development intangible costs capitalized	11	(16.2)	(16.5)	(44.4)
Foreign exchange credit	3	29.7	11.3	(37.4)
Adjusted EBITDA		1,173.7	1,362.5	1,889.2